Mining concessions, development costs, right-of-use asset, property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Schedule of property, plant and equipment, net

(a)Below is presented the movement:

	Balance as of					Balance as of						Balance as of
	January 1,				Reclassifications	December 31,				Reclassifications	Implementation	December 31,
	2018	Additions	Disposals	Sales	and transfers	2018	Additions	Disposals	Sales	and transfers	IFRS 16	2019
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Lands	22,690	783	(462)	—	(1,250)	21,761	630	—	(135)	(4,739)	—	17,517
Mining concessions (f)	151,873	—	—	—	—	151,873	—	—	—	—	—	151,873
Development costs	712,051	32,059	(2,656)	—	1,805	743,259	46,047	(443)	—	(819)	—	788,044
Buildings, constructions and other	1,279,251	—	(2,837)	—	66,207	1,342,621	39	(3,559)	(5,380)	26,120	—	1,359,841
Machinery and equipment	929,023	—	(182)	(9,205)	38,830	958,466	12	(30,235)	(38,322)	22,783	—	912,704
Transportation units	9,946	42	(138)	(510)	1,545	10,885	33	(540)	(1,856)	370	—	8,892
Furniture and fixtures	13,902	—	—	(193)	(403)	13,306	2	(1,310)	(1)	13	—	12,010
Units in transit	4,749	11	—	—	(2,078)	2,682	—	(1)	—	1,073	—	3,754
Work in progress	101,122	67,096	(3,450)	—	(108,106)	56,662	44,319	(1,168)	(78)	(49,370)	—	50,365
Stripping activity asset	130,447	11,279	—	—	—	141,726	11,545	—	—	819	—	154,090
Right-of-use asset (e)	—	—	—	—	—	—	3,721	(10,897)	—	—	18,528	11,352
Mine closure costs	241,288	61,239	—	—	(18,365)	284,162	26,722	—	—	—	—	310,884
	3,596,342	172,509	(9,725)	(9,908)	(21,815)	3,727,403	133,070	(48,153)	(45,772)	(3,750)	18,528	3,781,326
Accumulated depreciation and amortization:
Lands	1,249	—	—	—	(1,249)	—	—	—	—	—	—	—
Mining concessions (f)	40,239	10	—	—	—	40,249	10	—	—	—	—	40,259
Development costs	263,122	35,433	—	—	(2)	298,553	29,964	—	—	—	—	328,517
Buildings, construction and other	506,837	84,244	—	—	562	591,643	83,274	(3,391)	(3,569)	(638)	—	667,319
Machinery and equipment	582,449	93,722	(177)	(8,659)	(1,978)	665,357	66,020	(28,619)	(35,459)	638	—	667,937
Transportation units	8,390	745	(85)	(436)	(15)	8,599	744	(538)	(1,779)	—	—	7,026
Furniture and fixtures	9,880	644	—	(187)	(214)	10,123	653	(1,172)	—	—	—	9,604
Stripping activity asset	41,695	28,820	—	—	3	70,518	18,405	—	—	—	—	88,923
Right-of-use asset (e)	—	—	—	—	—	—	7,778	(2,611)	—	—	—	5,167
Mine closure costs	158,121	10,350	—	—	—	168,471	15,373	—	—	—	—	183,844
	1,611,982	253,968	(262)	(9,282)	(2,893)	1,853,513	222,221	(36,331)	(40,807)	—	—	1,998,596
Provision for impairment of long-lived assets:
Mine closure costs	20,121	—	(5,693)	—	(1,221)	13,207	2,083	—	—	—	—	15,290
Development costs	10,153	—	—	—	—	10,153	—	—	—	—	—	10,153
Property, plant and other	4,531	—	(2,837)	—	1,221	2,915	—	—	—	—	—	2,915
	34,805	—	(8,530)	—	—	26,275	2,083	—	—	—	—	28,358

Net cost	1,949,555					1,847,615						1,754,372

Schedule of estimates prices for the current and long-term periods

Estimates prices for the current and long-term periods that have been used to estimate future cash flows are as follows:

	2020	2021-2025
	US$	US$

Gold	1,500/Oz	1,500/Oz
Silver	17.00/Oz	18.40/Oz
Copper	6,000/MT	6,600/MT
Lead	1,950/MT	2,100/MT
Zinc	2,250/MT	2,300/MT

Schedule of net assets for right in use	The net assets for right in use maintained by the Group correspond:

2019
US$(000)
Right in use assets
Buildings	4,602
Transportation units	1,112
Machinery and equipment	471

6,185

Minera Yanacocha S.R.L. [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Schedule of property, plant and equipment, net

(a)Below is presented the movement in cost:

	Opening			Transfer/Other	Final
	balance	Additions	Sales and disposals	changes	balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2019
Cost-
Land	9,459	—	—	7,594	17,053
Land improvements	36,454	—	(7,472)	—	28,982
Building and constructions	298,328	—	(26,556)	(218)	271,554
Machinery and equipment	244,560	—	(46,286)	18,598	216,872
Leach pads	1,723,270	—	—	93,956	1,817,226
Vehicles	9,921	—	(1,043)	524	9,402
Furniture and fixtures	2,556	—	—	—	2,556
Other equipment	58,924	—	(3,712)	4,050	59,262
Work in progress	444,688	184,403	—	(192,392)	436,699
Mining rights	37,521	—	—	—	37,521
Right of use asset	—	1,045	—	—	1,045
Asset retirement and mine closure	534,398	158,967	—	—	693,365
Stripping activity asset	148,487	—	—	3,007	151,494
Mine development	760,647	—	—	63,509	824,156

	4,309,213	344,415	(85,069)	(1,372)	4,567,187

Accumulated depreciation and amortization
Land improvements	35,583	101	(7,369)	—	28,315
Building and constructions	247,979	5,702	(26,579)	(973)	226,129
Machinery and equipment	204,255	21,780	(42,978)	973	184,030
Leach pads	1,656,002	38,286	—	—	1,694,288
Vehicles	9,855	16	(1,043)	—	8,828
Furniture and fixtures	2,556	—	—	—	2,556
Other equipment	56,522	1,326	(3,712)	—	54,136
Mining rights	29,457	—	—	—	29,457
Right of use asset	—	461	—	—	461
Asset retirement and mine closure	424,008	54,818	—	—	478,826
Stripping activity asset	146,058	1,667	—	—	147,725
Mine development	656,484	17,658	—	—	674,142

	3,468,759	141,815	(81,681)	—	3,528,893

Net cost	840,454				1,038,294

	Opening			Transfer/Other	Final
	balance	Additions	Sales and disposals	changes	balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2018
Cost-
Land	9,459	—	—	—	9,459
Land improvements	36,454	—	—	—	36,454
Building and constructions	297,798	—	—	530	298,328
Machinery and equipment	286,865	—	(72,442)	30,137	244,560
Leach pads	1,722,786	—	—	484	1,723,270
Vehicles	11,024	—	(1,171)	68	9,921
Furniture and fixtures	2,556	—	—	—	2,556
Other equipment	57,773	—	(265)	1,416	58,924
Work in progress	400,410	117,636	—	(73,358)	444,688
Mining rights	37,521	—	—	—	37,521
Asset retirement and mine closure	507,123	27,275	—	—	534,398
Stripping activity asset	148,487	—	—	—	148,487
Mine development	722,355	—	—	38,292	760,647

	4,240,611	144,911	(73,878)	(2,431)	4,309,213

Accumulated depreciation and amortization
Land improvements	35,143	440	—	—	35,583
Building and constructions	240,348	7,631	—	—	247,979
Machinery and equipment	249,975	20,887	(66,607)	—	204,255
Leach pads	1,621,266	34,736	—	—	1,656,002
Vehicles	11,024	2	(1,171)	—	9,855
Furniture and fixtures	2,556	—	—	—	2,556
Other equipment	55,914	828	(220)	—	56,522
Mining rights	29,457	—	—	—	29,457
Asset retirement and mine closure	356,345	67,663	—	—	424,008
Stripping activity asset	143,252	2,806	—	—	146,058
Mine development	639,450	17,034	—	—	656,484

	3,384,730	152,027	(67,998)	—	3,468,759

Net cost	855,881				840,454

Schedule of estimates prices for the current and long-term periods

Estimated prices for the current and long-term periods that have were used to estimate future revenues were as follows:

	Current	Long-term
	US$	US$

Gold (per ounce)	1,481	1,300
Copper (per pound)	3.0	3.0

Sociedad Minera Cerro Verde Saa [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Schedule of property, plant and equipment, net

Property, plant and equipment consist of owned and leased assets (right-of-use assets), and cost and accumulated depreciation accounts as of December 31, 2019 and 2018 are shown below:

	January 1,					December 31,							December 31,
	2018	Additions	Adjustments	Disposals	Transfers	2018	IFRS 16 adoption	Additions		Adjustments	Disposals	Transfers	2019
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)		US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	24,467	—	—	—	196	24,663	—	—		—	(80)	322	24,905
Buildings and other constructions	2,370,042	—	41,089	(9,644)	48,090	2,449,577	—	—		544	(4,769)	102,772	2,548,124
Machinery and equipment	4,553,508	—	(41,089)	(19,426)	201,057	4,694,050	—	—		(544)	(30,482)	191,589	4,854,613
Transportation units	20,557	—	—	(32)	2,726	23,251	—	—		—	(32)	3,146	26,365
Furniture and fixtures	949	—	—	—	—	949	—	—		—	—	—	949
Other equipment	24,977	—	—	(11)	525	25,491	—	—		—	(594)	203	25,100
Construction in progress and in-transit units	149,661	288,861	—	—	(252,594)	185,928	—	271,364	(a)	(1,192)	—	(298,032)	158,068
Stripping activity asset (see Note 2(i))	478,382	177,327	—	—	—	655,709	—	197,038		—	—	—	852,747
Asset retirement costs (see Note 11(c))	136,327	2,724	(32,017)	—	—	107,034	—	18,834		41,130	—	—	166,998
Right-of-use assets (b)	—	—	—	—	—	—	95,728	1,342		(700)	(929)	—	95,441
	7,758,870	468,912	(32,017)	(29,113)	—	8,166,652	95,728	488,578		39,238	(36,886)	—	8,753,310

Accumulated depreciation
Buildings and other constructions	229,627	96,623	5,184	(9,514)	—	321,920	—	76,199		513	(4,722)	—	393,910
Machinery and equipment	1,517,337	292,656	(5,184)	(18,483)	—	1,786,326	—	284,097		(513)	(29,091)	—	2,040,819
Transportation units	12,221	1,784	—	(33)	—	13,972	—	1,928		—	(28)	—	15,872
Furniture and fixtures	834	24	—	—	—	858	—	23		—	—	—	881
Other equipment	16,400	2,406	—	(10)	—	18,796	—	1,543		—	(594)	—	19,745
Stripping activity asset	285,327	112,875	—	—	—	398,202	—	155,530		—	—	—	553,732
Asset retirement costs	18,700	4,976	—	—	—	23,676	—	3,239		—	—	—	26,915
Right-of-use assets (b)	—	—	—	—	—	—	—	11,488		—	(903)	—	10,585
	2,080,446	511,344	—	(28,040)	—	2,563,750	—	534,047		—	(35,338)	—	3,062,459

Net cost	5,678,424					5,602,902	95,728						5,690,851

(a)For the year ended December 31, 2019 , additions to construction in progress primarily relates to (i) the mine maintenance truck shop (US$78.2 million), (ii) the purchase of used haul trucks from PT Freeport Indonesia (a related party) (US$47.1 million), (iii) the purchase of stators for ball mills (US$18.3 million), (iv) the tailing drain expansion (US$15.2 million), (v) a concentrator optimization project (US$12.3 million), (vi) the regrowth of a leach pad (US$10.9 million ) and (vii) the staged flotation reactor engineering project (US$6.2 million).

Schedule of net assets for right in use

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	January 1,				December
	2019	Additions	Adjustments	Disposals	31, 2019
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	11,008	—	(700)	(457)	9,851
Buildings and other constructions	55,114	1,192	—	(370)	55,936
Machinery and equipment	29,606	150	—	(102)	29,654

	95,728	1,342	(700)	(929)	95,441

Accumulated depreciation
Land	—	1,712	—	(457)	1,255
Buildings and other constructions	—	6,613	—	(344)	6,269
Machinery and equipment	—	3,163	—	(102)	3,061

	—	11,488	—	(903)	10,585

Net cost	95,728				84,856